RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
RECEIVABLES
Trade And Other Receivables
	December 31,
	2021	2020	2019
Input tax recoverable	$79,036	$73,804	$20,741
Trade receivable	-	1,961	195,433
Subscriptions receivable	-	-	30,497
	$79,036	$75,765	$246,671